SCHEDULE OF RESULTS OF OPERATIONS FROM OIL AND GAS PRODUCING ACTIVITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Oil and gas revenues	$ 2,667,508	$ 3,525,454	$ 4,097,403
Production costs	(2,764,958)	(2,943,173)	(2,953,254)
Depletion, depreciation, and amortization	(665,187)	(702,217)	(1,139,723)
Result of oil and gas producing operations before income taxes	(762,637)	(119,936)	4,426
Provision for income taxes
Results of oil and gas producing operations	$ (762,637)	$ (119,936)	$ 4,426